Schedule of financial information to the carrying amount of interest (Details) - Alps Global Holding Berhad [Member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Exchange differences	$ (860)	$ (414)
Vax Biotech Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate	155	82
Exchange differences	(84)	3
Carrying amount of the Group’s interest in associate	71	85
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Proportion of net assets of the associate	5,652	11,046
Exchange differences	(622)	(417)
Carrying amount of the Group’s interest in associate	$ 5,030	$ 10,629